Term deposits and other financial assets - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Term deposits	$ 1,162	$ 78,585
Short term and other deposits
Disclosure of financial assets [line items]
Term deposits	$ 1,162	30,958
Short term and other deposits | Maturity of 6 months
Disclosure of financial assets [line items]
Term deposits		$ 30,000